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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1

         This Amendment (Check only one.):   [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael L. Gordon
Title:            Chief Operating Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Michael L. Gordon                             New York, New York                    June 2, 2006
---------------------------                 ---------------------------    ----------------------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                148
                                                        ------------------

Form 13F Information Table Value Total:                         $1,184,264
                                                        ------------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ---------         --------------------------         ------------------
         None.


                                   Angelo, Gordon & Co., L.P.
                                  Form 13F/A Information Table
                                  Quarter ended March 31, 2006

                                                                          INVESTMENT DISCRETION           VOTING AUTHORITY
                                      FAIR MARKET  SHARES OR
                  TITLE OF    CUSIP       VALUE    PRINCIPAL  SH/  PUT/        SHARED   SHARED  OTHER
ISSUER              CLASS    NUMBER  (IN THOUSANDS)  AMOUNT   PRN  CALL  SOLE  DEFINED  OTHER   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET  CL A LTD
MNGMT INC           VT SH   112585104   $32,078     582,600   SH         SOLE                             582,600
------------------------------------------------------------------------------------------------------------------------------------

TOTAL FAIR MARKET                    $1,184,264
VALUE (in thousands)

